Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

i)	On January 21, 2021, the Company completed a public offering and issued 1,472,000 units at a price of USD $7.50 USD per unit per unit for total proceeds of USD $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share at USD $7.50 per share until January 21, 2023. In connection with the offering, the Company incurred $517,360 in deferred financing costs as of December 31, 2020.

ii)	Subsequent to December 31, 2020, the Company issued 215,341 units to a director in exchange for the forgiveness of $1,889,865 of notes and accrued interest of $184,441.

iii)	Subsequent to December 31, 2020, the Company’s warrant and option holders had exercised 899,056 warrants at an average exercise price of $3.32 per share for total proceeds of $2,787,138

iv)	Subsequent to December 31, 2020, the Company repaid $477,619 of notes payable outstanding.